Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–149.47%(a)
Alabama–0.83%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$ 270	$ 266,059
Series 2016, RB	5.75%	06/01/2045	25	20,805
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,300	1,379,671
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	940,748
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,320	1,398,837
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	746,331
				4,752,451
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	350,063
Arizona–3.01%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,090	1,015,068
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	221,819
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,187,300
Series 2017, Ref. RB	5.00%	11/15/2045	835	658,501
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	659,738
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	493,087
Series 2021, RB(c)	4.00%	07/01/2051	875	660,517
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(d)	5.00%	07/01/2046	2,850	3,071,512
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	450	454,955
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	300,982
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,005,296
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	990	695,237
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,065	3,359,855
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	735	779,470
Series 2007, RB	5.00%	12/01/2037	2,435	2,585,382
				17,148,719
Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	519,188
California–23.87%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,570	2,312,632
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	5,770	3,552,948
Bay Area Toll Authority (San Francisco Bay Area); Series 2023 F-2, RB(f)	4.13%	04/01/2054	5,000	4,988,361
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,390	1,285,722
Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,680	2,122,797
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,590	1,271,742
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,040	3,091,215
Series 2023, GO Bonds	5.25%	09/01/2053	3,075	3,451,457
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	790	620,052
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	$10,115	$ 922,669
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,791
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,590	261,882
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	3,995	4,296,256
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,501,552
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,576,364
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,452
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,740	3,539,158
Series 2023-1, RB	4.38%	09/20/2036	763	737,791
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	1,720	1,889,991
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	3,340	3,668,807
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	180	158,517
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,265	1,304,054
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(d)	4.00%	05/15/2046	500	450,837
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2047	885	891,350
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	795	769,801
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	240	219,477
California (State of) Pollution Control Financing Authority;
Series 2012, RB(c)(h)	5.00%	07/01/2027	840	840,710
Series 2012, RB(c)(h)	5.00%	07/01/2030	200	200,146
Series 2012, RB(c)(h)	5.00%	07/01/2037	2,060	2,060,418
Series 2012, RB(c)(h)	5.00%	11/21/2045	2,420	2,404,002
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	950	922,462
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,010	2,141,805
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	695	578,822
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	529,981
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(c)	4.00%	09/01/2056	790	549,621
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(c)	4.00%	08/01/2056	475	345,983
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2040	4,685	2,303,426
Series 2009, GO Bonds(e)	0.00%	08/01/2041	4,965	2,315,310
Series 2009, GO Bonds(e)	0.00%	08/01/2042	5,265	2,299,381
Series 2009, GO Bonds(e)	0.00%	08/01/2043	3,460	1,426,502
Series 2009, GO Bonds(e)	0.00%	08/01/2044	4,825	1,886,777
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	1,775	1,373,489
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	1,980	1,473,516
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	2,455	256,180
Los Angeles (City of), CA Department of Airports;
Series 2021, Ref. RB(b)(g)(h)	5.00%	11/15/2031	5	5,567
Series 2021, Ref. RB(h)	5.00%	05/15/2046	1,995	2,076,604
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(h)	5.50%	05/15/2037	1,665	1,880,127
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(f)	5.00%	07/01/2050	2,220	2,376,581
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,985	1,362,522
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,955	3,271,944
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,252,801
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,875	2,464,140
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	4,025	2,460,048
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,590	916,518
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2027	$ 4,005	$ 3,571,232
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	5,000	3,866,044
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	5,110	4,920,140
Series 2022 P, RB	3.50%	05/15/2054	1,845	1,543,882
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2047	1,230	1,351,937
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2052	1,495	1,633,908
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,885	1,802,531
Series 2021 A, RB	5.00%	07/01/2056	1,900	2,020,722
Series 2023 B, RB(h)	5.00%	07/01/2048	2,300	2,394,174
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(h)	5.00%	05/01/2038	645	672,119
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	3,300	2,627,984
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,295	1,185,578
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	15,570	11,547,810
Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	5,725	4,079,006
				136,138,125
Colorado–6.92%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	458,354
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	707,079
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	872,280
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,419,226
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	548,127
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,555	1,595,574
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,485	3,558,359
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,393,545
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)(g)	5.50%	01/01/2024	2,500	2,504,094
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	492,063
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	411,051
Colorado Springs (City of), CO; Series 2023 A, RB	5.25%	11/15/2053	5,000	5,500,785
Denver (City & County of), CO;
Series 2013 B, RB(b)(g)	5.25%	02/16/2024	5,000	5,013,989
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	4,160	4,226,176
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,635	1,683,439
Series 2022 A, RB(h)	5.00%	11/15/2047	1,895	1,976,539
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	372,023
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	725	693,226
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	735	586,277
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	539,202
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	705	714,946
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	627,047
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	464,609
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	353,671
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	466,083
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	430	407,171
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,260	762,194
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,141,315
				39,488,444
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.68%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	$ 785	$ 785,708
Series 2022 A, RB	5.00%	07/01/2047	1,575	1,709,665
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	540,360
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,475	5,821,755
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	3,029,087
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,419,082
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	6,995	7,693,757
				20,999,414
Florida–9.20%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	701,190
Series 2022 B, RB(c)	6.50%	11/15/2033	100	84,604
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	424,834
Broward (County of), FL;
Series 2019 A, RB(h)	5.00%	10/01/2049	1,325	1,347,425
Series 2019 B, RB(h)	4.00%	09/01/2044	790	757,047
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	5,805	5,790,444
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,160	3,009,258
Cape Coral (City of) FL; Series 2023, Ref. RB (INS - BAM)(d)	5.50%	03/01/2043	1,465	1,585,597
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,113,423
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,270	1,278,675
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,153,686
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(h)	7.38%	01/01/2049	640	642,795
Fort Lauderdale (City of), FL; Series 2023 A, RB	5.50%	09/01/2053	2,305	2,591,781
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	485	489,911
Series 2019 A, RB(h)	4.00%	10/01/2044	2,500	2,346,284
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,300	2,340,330
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	548,238
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	232,617
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	848,139
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	970	1,054,867
Series 2022, RB	5.25%	08/01/2049	1,575	1,666,303
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	848,649
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	2,375	2,252,826
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	460	479,309
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	770	788,932
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,305	2,155,083
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	980	895,748
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,500,650
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,215	2,338,191
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	321,080
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	373,460
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	124,583
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	430	84,144
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	365	63,400
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,575	1,453,835
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	765	695,910
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	500,492
Series 2014 A, RB	5.00%	07/01/2027	500	500,562
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	$ 1,270	$ 1,227,095
Tampa (City of) & Hillsborough (County of), FL Expressway Authority; Series 2017 B, Ref. RB	4.00%	07/01/2042	1,800	1,763,317
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	3,140	734,601
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(d)	6.00%	10/01/2029	2,000	2,350,412
				52,459,727
Georgia–1.97%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	2,869,464
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(f)(i)	4.00%	07/01/2044	4,345	4,214,911
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(k)	2.40%	11/01/2052	890	890,000
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	995	1,058,132
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,165	1,143,510
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,145	1,086,992
				11,263,009
Idaho–0.43%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,233,092
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,580	1,211,731
				2,444,823
Illinois–7.05%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	617,898
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	386,754
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	311,156
Series 2014, RB	5.00%	11/01/2039	775	778,925
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,104,024
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,926,243
Chicago (City of), IL (O’Hare International Airport); Series 2017 D, RB(h)	5.00%	01/01/2042	2,500	2,543,925
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	1,037,787
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,125	1,125,039
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2037	1,000	1,000,515
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(d)	6.00%	11/01/2026	1,470	1,516,521
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,001,822
Series 2014, GO Bonds	5.00%	05/01/2036	750	750,882
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	262,779
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,855,299
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,180,331
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,076,813
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	340	340,233
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(g)	5.00%	09/01/2024	1,300	1,316,199
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	530	533,906
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	46,910
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,155	911,462
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,417,045
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	790	709,821
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	225	219,321
Series 2017, Ref. RB	5.25%	02/15/2037	190	189,626
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(f)	5.00%	01/01/2038	10,050	10,050,553
				40,211,789
Indiana–0.41%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	404,938
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,575	1,583,774
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	215	215,010
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	5.88%	01/01/2024	$ 110	$ 110,135
				2,313,857
Iowa–0.75%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	590	411,173
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,165	1,113,513
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	1,575	1,576,122
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,166,322
				4,267,130
Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,261,500
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	676,710
				1,938,210
Kentucky–1.14%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(h)	4.70%	01/01/2052	630	582,859
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(l)	4.70%	02/01/2025	670	670,556
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,010	1,017,574
Series 2015 A, RB	5.00%	07/01/2040	895	897,891
Series 2015 A, RB	5.00%	01/01/2045	1,220	1,220,467
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	933,343
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,152,630
				6,475,320
Louisiana–0.31%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	780	669,477
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,120	1,124,682
				1,794,159
Maryland–0.38%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	937,069
Series 2017 A, RB(c)	4.50%	02/15/2047	500	450,004
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	662,272
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	140,126
				2,189,471
Massachusetts–3.43%
Massachusetts (Commonwealth of); Series 2023, RB	5.00%	06/01/2053	4,790	5,154,128
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	620	660,289
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,100	1,103,597
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,000	1,061,602
Series 2021 E, RB(h)	5.00%	07/01/2046	995	1,028,894
University of Massachusetts Building Authority; Series 2022-1, RB	5.00%	11/01/2052	9,950	10,568,133
				19,576,643
Michigan–3.53%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	270,819
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2038	1,500	1,505,286
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	$ 700	$ 566,190
Michigan (State of); Series 2023, RB	5.50%	11/15/2049	4,355	4,942,716
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(f)	5.00%	04/15/2041	2,655	2,719,553
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	567,534
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	568,334
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	148,230
Series 2020, Ref. RB	5.00%	06/01/2045	465	400,213
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(f)(g)(i)	5.00%	12/01/2046	3,575	3,614,358
Series 2017, Ref. RB	4.00%	12/01/2040	785	772,154
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,780	1,856,149
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	380	352,752
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	1,895	1,856,757
				20,141,045
Minnesota–0.11%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	329,558
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	292,038
				621,596
Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	623,892
Missouri–2.36%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,973,816
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	6,155	6,221,091
Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	945	959,567
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	342,858
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	300,275
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,374,952
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,601,540
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	705	686,884
				13,460,983
Nebraska–0.51%
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	770	792,737
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	1,960	2,139,869
				2,932,606
Nevada–0.91%
Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	4,845	5,180,065
New Hampshire–0.67%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	283	272,383
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,547	1,512,766
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,077,413
New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	935	950,925
				3,813,487
New Jersey–4.73%
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - AMBAC)(d)	5.50%	09/01/2024	2,000	2,030,517
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.25%	09/15/2029	200	200,108
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	5.00%	06/15/2033	950	1,055,954
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.50%	01/01/2026	$ 1,000	$ 1,000,805
Series 2013, RB(h)	5.38%	01/01/2043	1,230	1,230,955
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,615	3,301,509
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	8,435	7,637,768
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	942,409
Series 2018 A, RN(f)(i)	5.00%	06/15/2029	1,505	1,569,164
Series 2018 A, RN(f)(i)	5.00%	06/15/2030	515	536,655
Series 2022, RB	5.25%	06/15/2046	1,305	1,404,033
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,765	2,781,547
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,606,511
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,685	1,689,692
				26,987,627
New Mexico–0.11%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	638,212
New York–19.43%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,273,949
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	2,380	2,320,659
Metropolitan Transportation Authority; Series 2013 B, RB(b)(g)	5.00%	01/08/2024	1,680	1,682,526
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	539,661
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	1,915	1,862,931
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,313,309
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2055	2,200	1,976,463
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,340	2,510,102
Subseries 2022 D-1, RB(f)	5.25%	05/01/2038	1,275	1,449,809
Subseries 2022 D-1, RB(f)	5.25%	05/01/2042	2,165	2,410,184
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,415	1,560,456
New York (City of), NY Municipal Water Finance Authority;
Series 2012, VRD RB(k)	3.25%	06/15/2046	4,600	4,600,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,539,332
Series 2020 BB-1, RB	5.00%	06/15/2050	3,205	3,402,120
Series 2020, Ref. RB	5.00%	06/15/2050	1,620	1,719,636
Series 2021, VRD RB(k)	1.90%	06/15/2045	3,070	3,070,000
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	810	797,132
Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,236,582
Series 2024 B, RB	4.38%	05/01/2053	2,000	2,006,961
New York (State of) Dormitory Authority; Series 2022, RB(f)	4.00%	03/15/2046	5,000	4,868,253
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	1,805	2,044,709
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,235,647
New York (State of) Power Authority; Series 2020 A, RB(f)	4.00%	11/15/2045	3,500	3,463,572
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	3,930	3,786,844
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	4,709,064
Series 2019 B, RB (INS - AGM)(d)(f)(i)	4.00%	01/01/2050	2,490	2,413,475
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,330,000
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,155	1,180,336
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	265	243,101
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,420,574
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,059,163
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,097,319
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,160	3,077,199
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	$ 490	$ 503,705
Series 2020, Ref. RB(h)	5.38%	08/01/2036	900	904,178
Series 2023, RB(h)	5.38%	06/30/2060	1,975	1,976,742
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	970	970,037
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,270	1,269,915
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	1,980	2,005,600
Series 2018, RB(h)	5.00%	01/01/2034	1,225	1,239,925
Series 2018, RB(h)	5.00%	01/01/2036	1,140	1,147,977
Series 2020, RB(h)	5.00%	10/01/2040	1,905	1,897,254
Series 2020, RB(h)	4.38%	10/01/2045	1,110	1,001,999
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,985	2,959,163
Series 2016 A, RB(h)	5.25%	01/01/2050	1,620	1,620,039
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,200	1,251,728
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	710	698,961
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,522,957
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	710	749,230
Series 2021 A, RB	5.00%	11/15/2056	1,065	1,126,077
Series 2022, RB(f)	5.00%	05/15/2051	5,175	5,477,535
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,321,679
				110,845,769
North Carolina–0.42%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	1,900	1,965,059
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(k)	2.10%	01/15/2048	415	415,000
				2,380,059
North Dakota–0.55%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,210	1,820,640
Series 2017 C, RB	5.00%	06/01/2053	1,645	1,301,718
				3,122,358
Ohio–4.38%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	778,656
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,070	4,442,861
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,390	6,529,374
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	8,155	838,147
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,000,058
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	605	603,625
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,685	1,693,107
Series 2017, Ref. RB	5.50%	02/15/2052	780	789,361
Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,830,849
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,385,891
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,223,503
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(m)	6.00%	04/01/2038	1,425	413,250
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	795,191
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,120,086
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(h)	4.25%	01/15/2038	$ 555	$ 525,031
				24,968,990
Oklahoma–1.01%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,585	3,471,300
Series 2018 B, RB	5.50%	08/15/2057	1,170	1,123,485
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(m)	5.00%	08/01/2052	1,785	1,785
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,075	1,188,677
				5,785,247
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	768	768,806
Oregon–1.17%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	421,961
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,140	3,353,300
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,305	1,408,909
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,465	1,510,723
				6,694,893
Pennsylvania–2.72%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,569,600
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,075	1,078,733
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	1,845	1,905,769
Series 2022, RB (INS - AGM)(d)(h)	5.00%	12/31/2057	925	935,731
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	500	456,588
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	1,180	1,107,989
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	3,855	3,932,938
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	375	379,727
Series 2021, Ref. RB (INS - AGM)(d)(h)	4.00%	07/01/2041	1,200	1,148,593
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,650,192
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	347,870
				15,513,730
Puerto Rico–5.59%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,810	2,817,101
Series 2002, RB	5.63%	05/15/2043	1,740	1,759,756
Series 2005 A, RB(e)	0.00%	05/15/2050	5,450	1,003,698
Series 2005 B, RB(e)	0.00%	05/15/2055	2,390	254,507
Series 2008 A, RB(e)	0.00%	05/15/2057	14,090	1,041,317
Series 2008 B, RB(e)	0.00%	05/15/2057	35,570	1,992,639
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,149,636
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,150	1,054,574
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	900	806,289
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	555	480,596
Subseries 2022, RN	0.00%	11/01/2043	679	353,991
Subseries 2022, RN	0.00%	11/01/2051	1,300	682,684
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	$ 850	$ 825,145
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2032	1,270	1,255,843
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	690	684,697
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	610	599,088
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,540	1,524,600
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,355	1,071,749
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,330	1,527,321
Series 2018 A-1, RB(e)	0.00%	07/01/2046	7,840	2,313,528
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,320	2,245,221
Series 2018 A-1, RB	4.75%	07/01/2053	1,255	1,187,698
Series 2018 A-1, RB	5.00%	07/01/2058	4,440	4,316,034
Series 2019 A-2, RB	4.33%	07/01/2040	990	939,556
				31,887,268
Rhode Island–0.35%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,035	1,993,030
South Carolina–0.96%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,805	1,899,775
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,565	3,599,269
				5,499,044
South Dakota–0.87%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,930	1,951,095
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	940	943,496
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	980	1,002,605
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,020	1,038,829
				4,936,025
Tennessee–2.77%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,185	1,195,056
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,916,527
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,900	1,839,241
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	1,905	2,171,066
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,773,181
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,230	1,254,364
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	880	893,346
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,306,980
Series 2021 A, RB(b)	5.00%	11/01/2031	2,365	2,456,300
				15,806,061
Texas–21.06%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	5,105	5,110,814
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,070	1,129,967
Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(c)(k)(n)	2.40%	06/01/2063	765	765,000
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,035	1,019,875
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,212,734
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,602,305
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	920	909,211
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,540	1,545,980
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,880	3,779,431
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	$ 2,875	$ 2,762,893
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,305	1,252,442
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(d)	5.25%	08/15/2031	5,395	6,297,204
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	1,020	978,689
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,220	1,180,277
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	1,230	1,225,396
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2048	1,595	1,688,543
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	250	249,878
Series 2021 A, RB(h)	4.00%	07/01/2041	555	468,619
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	500	499,442
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2025	4,650	4,380,884
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,265	1,268,548
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(g)	5.50%	08/15/2024	1,205	1,217,747
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,100	1,202,264
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	2,935	2,851,303
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	810	790,543
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	600	579,064
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(m)	4.75%	07/01/2052	750	487,500
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,000,128
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	505	494,032
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,355	1,383,239
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(b)(g)	5.00%	04/01/2024	1,000	1,004,669
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	845,914
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	188,585
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,164,607
Series 2020, RB	5.25%	10/01/2055	2,380	1,786,595
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,330	2,347,198
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	18,900	16,484,986
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,740	2,910,021
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,795	3,085,561
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,628,277
Tarrant (County of), TX; Series 2022, GO Bonds(f)	4.00%	07/15/2047	10,500	10,138,197
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	2,971,911
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,527,438
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,216,793
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(m)	6.38%	02/15/2048	1,765	970,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	73,372
Series 2020, Ref. RB	6.75%	11/15/2051	80	70,659
Series 2020, Ref. RB	6.88%	11/15/2055	80	71,161
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	565	572,268
Texas (State of) Transportation Commission; Series 2019, RB(e)	0.00%	08/01/2041	2,000	844,722
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,170	1,828,002
Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	970	525,088
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,840	1,846,226
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,305	1,266,351
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	$ 2,250	$ 2,324,828
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,050	1,051,428
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(h)	5.50%	12/31/2058	1,000	1,057,962
Texas Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,140	3,409,130
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,661
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,075	2,918,130
Waxahachie Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,670	1,667,575
				120,137,017
Utah–1.13%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	365,003
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	354,762
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	795	821,049
Series 2023 A, RB(h)	5.25%	07/01/2048	1,000	1,057,052
Series 2023 A, RB(h)	5.50%	07/01/2053	2,690	2,904,188
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	927,021
				6,429,075
Virginia–1.62%
Isle of Wight County Economic Development Authority; Series 2023, RB (INS - AGM)(d)	5.25%	07/01/2053	1,240	1,308,260
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	305	281,769
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(m)	5.00%	09/01/2050	300	171,000
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	4.00%	01/01/2040	3,200	2,957,751
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	535	548,223
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,535	1,554,128
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	405	406,956
Series 2017, RB(h)	5.00%	12/31/2056	2,010	2,013,914
				9,242,001
Washington–2.76%
City of Seattle WA Municipal Light & Power Revenue; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,318,788
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,027,515
Tacoma (City of), WA; Series 2023, RB(f)	4.00%	12/01/2047	2,630	2,538,436
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,770	1,954,475
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,285	3,346,785
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	317,257
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	250,545
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,103	1,014,965
				15,768,766
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	795	861,569
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,635	1,624,529
				2,486,098
Wisconsin–5.19%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,130	1,710,646
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	27,975	4,712,207
Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,559,134
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	$ 2,640	$ 2,386,523
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,365	2,254,910
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,535	1,256,584
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,410	1,297,191
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,500,988
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,075,186
Series 2014, RB	5.13%	05/01/2029	1,000	970,199
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	785	751,047
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(m)	6.75%	08/01/2031	865	605,500
Series 2017, RB(c)	6.75%	12/01/2042	2,015	1,842,017
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	400	342,556
Series 2022 A, RB(c)	6.13%	02/01/2050	435	372,530
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	587,854
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	378,225
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,602,386
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,588,174
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	806,053
				29,599,910
Total Municipal Obligations (Cost $848,012,279)				852,594,202
			Shares
Exchange-Traded Funds–0.08%
Invesco Municipal Strategic Income ETF (Cost $466,846)(o)			9,163	455,645
TOTAL INVESTMENTS IN SECURITIES(p)–149.55% (Cost $848,479,125)				853,049,847
FLOATING RATE NOTE OBLIGATIONS–(13.13)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(q)				(74,870,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.90)%				(210,464,648)
OTHER ASSETS LESS LIABILITIES–0.48%				2,697,989
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$570,413,188
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $49,181,420, which represented 8.62% of the Trust’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $19,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $2,649,785, which represented less than 1% of the Trust’s Net Assets.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$456,276	$-	$-	$(631)	$-	$455,645	$13,955

(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $110,181,284 are held by TOB Trusts and serve as collateral for the $74,870,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$852,594,202	$—	$852,594,202
Exchange-Traded Funds	455,645	—	—	455,645
Total Investments	$455,645	$852,594,202	$—	$853,049,847
Invesco Quality Municipal Income Trust